ACQUISITIONS	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Business Combinations [Abstract]
ACQUISITIONS

4. ACQUISITIONS

On January 30, 2015, we acquired the wholesale business and production assets of Landshire, Inc. (“Landshire”), a manufacturer and marketer of sandwich products, and on April 24, 2015, we acquired the business and production assets of Better Bakery, LLC (“Better Bakery”), a producer of high quality, premium stuffed sandwiches and other licensed products. These acquisitions bring a new set of premium products to our portfolio that complement and increase our existing product offerings, and also provide us with additional capacity for increased sandwich and bakery production. The seller of Landshire entered into an agreement with us for an ongoing supply of product whereby the seller can earn additional acquisition consideration upon meeting certain volume thresholds.

The consideration for the acquisition of Better Bakery was satisfied with cash. The consideration for the acquisition of Landshire was satisfied with cash and earn out payments to be paid over a period of three years based on volume performance. We expect to make all additional consideration payments included in the acquisition agreement and therefore, have valued the liability as the net present value of the payment stream. The purchase price for each acquisition consisted of the following:

	Landshire	Better Bakery
Cash	$41,552	$30,931
Other accrued liabilities	19,293	—

Purchase price	$60,845	$30,931

In connection with these acquisitions, we performed valuations of the acquired assets and assumed liabilities. Intangible assets identified in the valuation included customer relationships, trade name and trademarks, and non-competition agreements. Certain fair values were derived using Level 3 inputs, as defined by the FASB’s Accounting Standard Codification (“ASC”) 820, “Fair Value Measurements” including the use of pricing models, discounted cash flow methodologies, and similar techniques. The fair value of certain instruments required significant management judgment and/or estimations. Unobservable inputs were developed based on the best information available, which in some instances included our own data.

The acquisitions were recorded in accordance with ASC 805, “Business Combinations”. The net purchase prices were allocated to assets acquired and liabilities assumed based on estimated fair values as of the date of the acquisitions and were as follows:

	Landshire	Better Bakery
Current assets	$4,763	$5,704
Property, plant and equipment	12,037	2,115
Other intangibles:
Customer relationships (15-year estimated useful life)	20,800	10,400
Landmark trade names and trademarks (19-year weighted average lives)	8,600	—
Better Bakery trade names and trademarks (17-year weighted average lives)	—	9,600
Non-compete agreements (useful lives of 3 and 4 years respectively)	700	400
Goodwill	14,506	9,940
Assumed liabilities	(561)	(7,228)

Net assets acquired	$60,845	$30,931

The assumed liability for Better Bakery of $7,228 relates primarily to an onerous broker contract, the amount of which was determined by reference to prevailing market brokerage rates applicable to our business along with projected future sales under the contract. The goodwill arising from the acquisitions is deductible for tax purposes and consists largely of the synergies and economies of scale expected from combining and integrating the acquired businesses into our business, as well as the assembled workforce. Other expense, net for 3rd Quarter 2015 and the fiscal year to date period ended October 3, 2015 include $173 and $593, respectively, of acquisition-related legal and professional fees for Landshire. For Better Bakery, such amounts were $144 and $393, respectively.

Presented below are pro forma information for the year to date period ended October 3, 2015 as if the acquisitions had occurred prior to January 4, 2015:

Net sales	$1,233,016
Net income	$27,425
Earnings per share — basic	$0.42
Earnings per share — diluted	$0.41

Consolidated net sales and net income for the year to date period ended October 3, 2015 for Better Bakery (acquired April 24, 2015) and Landshire (acquired January 30, 2015) were as follows:

Better Bakery:
Net sales	$5,321
Net income	$(238)
Landshire:
Net sales	$30,196
Net income	$5,249

3. ACQUISITIONS

On January 30, 2015 the Company acquired the wholesale business and production assets of Landshire, Inc. (“Landshire”), a manufacturer and marketer of sandwich products, and on April 24, 2015 acquired the business and production assets of Better Bakery, LLC (“Better Bakery”), a producer of high quality, premium stuffed sandwiches and other licensed products. The acquisitions bring a new set of premium products to the Company’s portfolio that complement and increase its existing product offerings, and provide the Company with additional capacity for increased sandwich and bakery production. The sellers of Landshire entered into an agreement with the Company for an ongoing supply of product whereby the seller can earn additional acquisition consideration upon meeting certain volume thresholds.

The purchase prices for the acquisitions were funded by cash payments and in the case of Landshire estimated earn out payments to be paid in cash over three years based on volume performance under the supply agreement. The Company expects to make all additional consideration payments included in the acquisition agreement and therefore, has valued the liability as the net present value of the payment stream.

	Landshire	Better Bakery
Cash	$41,552	$30,931
Other accrued liabilities	19,293	—

Purchase price	$60,845	$30,931

In connection with these acquisitions, the Company performed valuations of the acquired assets and assumed liabilities. Intangible assets identified in the valuation included customer relationships, trade names and trademarks, and non-competition agreements. Fair values were derived using Level 3 inputs, as defined by ASC 820. Such assets and liabilities include tangible and intangible assets whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. Unobservable inputs were developed based on the best information available, which in some instances included the Company’s own data.

The acquisitions were recorded in accordance with ASC 805. The net purchase prices were allocated to assets acquired and liabilities assumed based on estimated fair values at the date of the acquisitions as follows:

	Landshire	Better Bakery
Current assets	$4,763	$5,704
Property, plant and equipment	12,037	2,115
Other intangibles	30,100	20,400
Goodwill	14,506	9,940
Assumed liabilities	(561)	(7,228)

Net assets acquired	$60,845	$30,931

The Company assumed liabilities of $561 and $7,228 for Landshire and Better Bakery, respectively. The assumed liability for Better Bakery is primarily related to an onerous broker contract, the amount of which was determined in reference to prevailing market brokerage rates for the Company and projected future sales under the contract. $20,800 and $10,400 was assigned to customer relationships with useful lives of 15 years for Landshire and Better Bakery, respectively. $8,600 and $9,600 was assigned to amortizable trade names and trademarks with weighted average useful lives of 19 years and 17 years for Landshire and Better Bakery, respectively. $700 and $400 was assigned to non-competition agreements with useful lives of 3 years and 4 years for Landshire and Better Bakery, respectively. The goodwill arising from the acquisitions consists largely of the synergies and economies of scale expected from combining the acquired businesses and integrating them into the Company, as well as the assembled workforce, and is deductible for tax purposes. The Company charged to Other expense, net $645 and $480 of acquisition related legal and professional fees expenses for Landshire and Better Bakery, respectively.

The following data table presents summarized pro forma results of the Company had the acquisitions occurred on December 29, 2013 (unaudited):

	Fiscal 2015	Fiscal 2014
Net sales	$1,619,214	$1,641,920
Net income (loss)	38,785	(38,568)

The 2015 pro forma net income includes $1,879 of non-recurring expenses of which $927 related to manufacturing start up inefficiencies and $952 related to severance, professional fees, travel and contract exit costs. The Company’s consolidated net sales includes $40,646 and $8,220 for Landshire and Better Bakery, respectively, since the date of acquisition and net income of $7,768 for Landshire and net loss of $148 for Better Bakery since the date of acquisition.